UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stratford Consulting, LLC
Address:  15303 Dallas Pkwy., Suite 460
          Addison, TX 75001

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Stratton
Title:    Director of Financial Planning
Phone:    972-960-3784

Signature, Place, and Date of Signing:

      /s/ Scott Stratton               Addison, TX                1/10/2013
      ------------------               -----------                ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           50
                                         -----------

Form 13F Information Table Value Total:  $   158,228
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------  ----------------  ---------  ----------  ---------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
      NAME OF ISSUER             CLASS          CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
--------------------------  ----------------  ---------  ----------  ----------  ---  ----  ----------  -------- ---- ------ -------
ABBOTT LABORATORIES         COM               002824100         387       5,799  SH         Y                                  5,799
ALTRIA GROUP INC            COM               02209S103         327      10,199  SH         Y                                 10,199
APOLLO INVESTMENTS CORP
  SR NT CV 5.75%16          NOTE 5.750% 1/1   03761UAE6          23      22,000  SH         Y                                 22,000
AT&T INC COM                COM               00206R102         354      10,492  SH         Y                                 10,492
BERKSHIRE HATHAWAY          CL B NEW          084670702         269       2,200  SH         Y                                  2,200
BRISTOL MYERS SQUIBB        COM               110122108         311       9,385  SH         Y                                  9,385
CHARLES RIVER               NOTE 2.250% 6/1   159864AB3          22      22,000  SH         Y                                 22,000
CONOCOPHILLIPS              COM               20825C104         336       5,687  SH         Y                                  5,687
GOLDMAN SACHS GROUP CV
  0%03281 6                 MTNF 3/2          38143UTC5          24      22,000  SH         Y                                 22,000
GREEN PLAINS RENEWABLE
  ENERGY REVCON LNKD GPRE   NOTE 5.750%11/0   393222AB0          14      16,000  SH         Y                                 16,000
INTEL                       COM               458140100         316      15,097  SH         Y                                 15,097
ISHARES 1-3 YR CREDIT
  BOND ETF                  BARCLYS 1-3YR CR  464288646         415       3,932  SH         Y                                  3,932
ISHARES DJ SELECT
  DIVIDEND ETF              DJ SEL DIV INX    464287168       1,440      24,725  SH         Y                                 24,725
ISHARES IBOXX HIGH YIELD
  CORPORATE BD              HIGH YLD CORP     464288513       3,194      33,454  SH         Y                                 33,454
ISHARES MSCI EAFE ETF       MSCI EAFE INDEX   464287465         202       3,525  SH         Y                                  3,525
ISHARES MSCI EAFE SMALL
  CAP ETF                   MSCI SMALL CAP    464288273       3,861      92,692  SH         Y                                 92,692
ISHARES MSCI EMERGING
  MARKETS ETF               MSCI EMERG MKT    464287234       1,098      24,234  SH         Y                                 24,234
ISHARES S&P 500 INDEX ETF   CORE S&P500 ETF   464287200      17,845     122,833  SH         Y                                122,833
ISHARES S&P 500 VALUE ETF   S&P 500 VALUE     464287408         566       8,518  SH         Y                                  8,518
ISHARES S&P MIDCAP 400 ETF  CORE S&P MCP ETF  464287507       2,912      28,563  SH         Y                                 28,563
ISHARES S&P NORTH AMER
  NATURAL RESOURCES         S&P NA NAT RES    464287374         579      15,022  SH         Y                                 15,022
ISHARES S&P SMALLCAP 600
  ETF                       CORE S&P SCP ETF  464287804         872      11,144  SH         Y                                 11,144
ISHARES S&P SMALLCAP 600
  GROWTH ETF                S&P SMLCP GROW    464287887         531       6,323  SH         Y                                  6,323
ISHARES S&P SMALLCAP 600
  VALUE ETF                 S&P SMLCP VALU    464287879       6,346      77,284  SH         Y                                 77,284
ISHARES TIPS BOND ETF       BARCLYS TIPS BD   464287176         289       2,377  SH         Y                                  2,377
ISHARES TR HIGH DIVID
  EQUITY FD                 HGH DIV EQT FD    46429B663      22,478     377,400  SH         Y                                377,400
JOHNSON & JOHNSON           COM               478160104         254       3,536  SH         Y                                  3,536
JP MORGAN ALERIAN MLP ETN   ALERIAN ML ETN    46625H365       4,452     113,519  SH         Y                                113,519
KIMBERLY CLARK CORP         COM               494368103         273       3,155  SH         Y                                  3,155
LAM RESEARCH CORP SR NT
  CONV.5 %16                NOTE 0.500% 5/1   512807AJ7          25      26,000  SH         Y                                 26,000
MCDONALDS CORP              COM               580135101         913      10,352  SH         Y                                 10,352
POWERSHARES DB COMMODITY
  INDEX ETF                 UNIT BEN INT      73935S105       1,675      60,300  SH         Y                                 60,300
POWERSHARES DIVIDEND        DIV ACHV PRTF     73935X732         416      23,912  SH         Y                                 23,912
POWERSHARES EMERGING MKTS
  SOVEREIGN DEBT            SOVEREIGN DEBT    73936T573      18,674     588,161  SH         Y                                588,161
POWERSHARES INTERNATIONAL
  CORP BOND ETF             INTL CORP BOND    73936Q835       1,972      66,589  SH         Y                                 66,589
PROCTER & GAMBLE CO         COM               742718109         205       3,017  SH         Y                                  3,017
PROSPECT CAPITAL
  CORPORATION S R NT CV
  5.5%16                    NOTE 5.500% 8/1   74348TAD4          24      24,000  SH         Y                                 24,000
SOUTHWEST                   COM               844741108         545      53,185  SH         Y                                 53,185
SPDR BARCLAYS CAP INTL
  CORPORATE BOND ETF        BRCLY INTL CRP    78464A151       1,900      53,661  SH         Y                                 53,661
SPDR BARCLAYS CAPITAL
  INTL TREASURY BOND ETF    BRCLYS INTL ETF   78464A516      12,252     198,350  SH         Y                                198,350
SPDR BARCLAYS CAPITAL
  SHORT TERM CORP BD        BARC SHT TR CP    78464A474       4,164     135,541  SH         Y                                135,541
SPDR DJ Wilshire REIT
  (ETF)                     DJ REIT ETF       78464A607       8,649     116,886  SH         Y                                116,886
SPDR GOLD ETF               GOLD SHS          78463V107         491       3,030  SH         Y                                  3,030
SPDR SER TR S&P DIVID ETF   S&P DIVID ETF     78464A763      11,968     198,845  SH         Y                                198,845
VANGUARD MSCI EAFE ETF      MSCI EAFE ETF     921943858       3,184      89,339  SH         Y                                 89,339
VANGUARD MSCI EMERGING
  MARKETS ETF               MSCI EMR MKT ETF  922042858      13,906     308,010  SH         Y                                308,010
VANGUARD SHORT TERM BOND    SHORT TRM BOND    921937827         660       8,148  SH         Y                                  8,148
VANGUARD SHORT TERM CORP
  BOND FD ETF               SHRT-TERM CORP    92206C409       3,228      40,184  SH         Y                                 40,184
WESTERN ASSET
  INTERMEDIATE MUNI FDINC   COM               958435109         217      20,541  SH         Y                                 20,541
WISDOMTREE INTL SMALLCAP
  DIVIDEND                  INTL SMCAP DIV    97717W760       3,173      59,227  SH         Y                                 59,227